Application Of New And Revised International Financial Reporting Standards (Ifrs), International Accounting Standards (Ias), Ifric Interpretations (Ifric), And Sic Interpretations (Sic) Issued By The International Accounting Standards Board (Iasb) (Collectively, "Ifrss") - Summary of Future Minimum Lease Payments of Non-cancellable Operating Lease (Detail) - TWD ($)
$ in Millions
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of initial application of standards or interpretations [abstract]
The future minimum lease payments of non-cancellable operating lease on December 31, 2018		$ 20,849.6
Less: Recognition exemption for short-term leases		(3,189.8)
Undiscounted gross amounts on January 1, 2019		17,659.8
Discounted using the incremental borrowing rate on January 1, 2019		16,465.6
Add: Adjustments as a result of a different treatment of extension and purchase options		3,438.0
Lease liabilities recognized on January 1, 2019	$ 17,316.9	$ 19,903.6